Offerings - Offering: 1	Oct. 26, 2026 USD ($) Rate
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,125,241.99
Fee Rate | Rate	0.0087%
Amount of Registration Fee	$ 271.9
Offering Note	The Proposed Maximum Aggregate Value of the Transaction represents the aggregate value of the securities and other property to be transferred to the holders of shares of common stock, par value $0.001 per share (the “Common Stock”) of Skye Bioscience, Inc. (the “Registrant”) pursuant to the Transaction Agreement, dated August 14, 2026 (the “Transaction Agreement”), by and between the Registrant and Redx Pharma Limited, a private limited company incorporated in England and Wales (“Redx”), pursuant to which the Registrant will acquire the entire issued and to be issued share capital of Redx (the “Transaction”), which, is equal to the sum of: (i) the market value of the securities of Redx to be received by the Registrant, calculated in accordance with Rules 0-11(c)(1)(i) and 01-11(a)(4) under the Securities Exchange Act of 1934, as amended, which is equal to one-third of the aggregate par value of 707,228,329 Scheme Shares (as defined in the Transaction Agreement) issued and outstanding as of October 15, 2026, consisting of (x) 531,532,870 ordinary shares, par value £0.01 per share, of Redx and (y) 175,695,459 Series A preference shares, par value £0.01 per share, of Redx, which amount is equal to $3,125,241.99 as of October 15, 2026 based on an exchange rate of $1.3257 per £1.00 as announced by the U.S. Federal Reserve Board of Governors on October 19, 2026, and (ii) the maximum aggregate consideration payable to holders of Common Stock pursuant to the contingent value rights to be issued to the holders of Common Stock in accordance with the Transaction Agreement, which amount is estimated to be zero for purposes of the section titled “Unaudited Pro Forma Condensed Combined Financial Information” in the accompanying proxy statement.